Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2025
Investments in equity investees
Schedule of investments in equity investees

	As of December 31,
	2024	2025
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	301,784	382,729
Others	237,029	229,961
Total investments accounted for under the equity method	538,813	612,690
Investments accounted for as equity investments without readily determinable fair values:
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (2)	623,564	623,564
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	586,421	593,117
Others	122,539	122,539
Total investments accounted for equity investments without readily determinable fair values	1,332,524	1,339,220
Total investments in equity investees	1,871,337	1,951,910
(1)	ZTO LTL

ZTO LTL provides less-than-truckload transportation services in China. The Company has significant influence over ZTO Freight (Cayman) Inc. (“ZTO Freight”), a Cayman parent company of ZTO LTL, through 18% equity ownership interest in the common stock of ZTO Freight for a total consideration of US$14,017 (RMB99,519), and accounts for this investment using the equity method. The Company also invested US$83,817 (RMB582,526) in preferred stock of ZTO Freight, which is accounted under the measurement alternative given that the underlying preferred shares are not considered in-substance common stock and have no readily determinable fair value.

In December 2025, the Company received RMB686,293 from ZTO Freight as part of a group-level reorganization arrangement, representing the return of its original investment amount in ZTO Freight. The Company subsequently made a corresponding investment in ZTO LTL in early 2026. Through a series of contractual agreements entered into contemporaneously with ZTO Freight’s shareholders, the Company’s economic interest in the ZTO LTL group remained unchanged throughout the arrangement. The amount received as of December 31, 2025 was recorded in amount due to related parties in consolidated balance sheets.

(2)	Investments accounted for as equity investments without readily determinable fair values

In May 2018, the Company entered into a subscription and contribution agreement with four other leading express delivery companies in the PRC, to obtain 15% equity interest in Cainiao Post, Cai Niao’s network of last-mile delivery stations, in an amount of RMB1,075,000. As of December 31, 2024 and 2025, the Company held 13.75% and 13.75% equity interest in Cainiao Post, respectively. Since the Company doesn’t have significant influence over Cainiao Post, this investment is accounted for as an equity investment without readily determinable fair values. The Company recorded a provision for impairment of RMB451,436 due to underperformance of the investee for the year ended December 31, 2024.

The Company recognized impairment losses totaling nil, RMB931,367, and nil related to equity investments for the years ended December 31, 2023, 2024 and 2025, respectively.